Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B
Monthly Servicer's Report
for the month of May 2017

Collection Period Start	1-May-17	Distribution Date	15-Jun-17
Collection Period End	31-May-17	30/360 Days	30
Beg. of Interest Period	15-May-17	Actual/360 Days	31
End of Interest Period	15-Jun-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,357,159,875.53	1,173,604,848.04	1,146,409,758.21	0.8447124
Total Securities		1,357,159,875.53	1,173,604,848.04	1,146,409,758.21	0.8447124
Class A-1 Notes	0.750000%	120,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.260000%	375,000,000.00	330,452,083.53	311,390,104.68	0.8303736
Class A-2b Notes	1.269110%	160,000,000.00	140,992,888.98	132,859,778.00	0.8303736
Class A-3 Notes	1.500000%	388,000,000.00	388,000,000.00	388,000,000.00	1.0000000
Class A-4 Notes	1.610000%	97,000,000.00	97,000,000.00	97,000,000.00	1.0000000
Certificates	0.000000%	217,159,875.53	217,159,875.53	217,159,875.53	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	19,061,978.85	346,974.69	50.8319436	0.9252658
Class A-2b Notes	8,133,110.98	154,083.33	50.8319436	0.9630208
Class A-3 Notes	0.00	485,000.00	0.0000000	1.2500000
Class A-4 Notes	0.00	130,141.67	0.0000000	1.3416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	27,195,089.83	1,116,199.69

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				17,003,392.99
Monthly Interest				5,247,901.40
Total Monthly Payments				22,251,294.39

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				517,279.45
Aggregate Sales Proceeds Advance				4,198,199.76
Total Advances				4,715,479.21

Vehicle Disposition Proceeds:
Reallocation Payments				5,501,130.13
Repurchase Payments				20,029.97
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				6,227,650.24
Excess Wear and Tear and Excess Mileage				26,554.90
Remaining Payoffs				0.00
Net Insurance Proceeds				1,105,404.50
Residual Value Surplus				108,843.90
Total Collections				39,956,387.24

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	4,939,607.28			337
Involuntary Repossession	215,448.85			14
Voluntary Repossession	346,074.00			19
Full Termination	-			-
Bankruptcty	-			-
Insurance Payoff		1,088,600.95		65
Customer Payoff			80,247.63	5
Grounding Dealer Payoff			3,680,738.96	158
Dealer Purchase			1,410,272.30	54
Total	5,501,130.13	1,088,600.95	5,171,258.89	652

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B
Monthly Servicer's Report
for the month of May 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	62,608	1,415,644,854.09	7.00000%	1,173,604,848.04
Total Depreciation Received		(19,392,703.37)		(14,803,500.64)
Principal Amount of Gross Losses	(120)	(2,489,351.28)		(2,091,661.91)
Repurchase / Reallocation	(1)	(22,672.71)		(20,029.97)
Early Terminations	(275)	(4,936,746.20)		(3,923,638.94)
Scheduled Terminations	(319)	(7,272,707.45)		(6,356,258.37)
Pool Balance - End of Period	61,893	1,381,530,673.08		1,146,409,758.21

Remaining Pool Balance
Lease Payment				340,167,191.42
Residual Value				806,242,566.79
Total				1,146,409,758.21

III. DISTRIBUTIONS

Total Collections					39,956,387.24
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					39,956,387.24

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					749,865.43
3. Reimbursement of Sales Proceeds Advance					3,494,749.43
4. Servicing Fee:
Servicing Fee Due					978,004.04
Servicing Fee Paid					978,004.04
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					5,222,618.90

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					346,974.69

Class A-2a Notes Monthly Interest Paid					346,974.69
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					154,083.33

Class A-2b Notes Monthly Interest Paid					154,083.33
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					485,000.00

Class A-3 Notes Monthly Interest Paid					485,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B
Monthly Servicer's Report
for the month of May 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	130,141.67

Class A-4 Notes Monthly Interest Paid	130,141.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,116,199.69
Total Note and Certificate Monthly Interest Paid	1,116,199.69
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	33,617,568.65

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	27,195,089.83

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	27,195,089.83
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,422,478.82

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B
Monthly Servicer's Report
for the month of May 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			6,785,799.38
Required Reserve Account Amount			20,357,398.13
Beginning Reserve Account Balance			20,357,398.13
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			20,357,398.13
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			6,422,478.82
Gross Reserve Account Balance			26,779,876.95
Remaining Available Collections Released to Seller			6,422,478.82
Total Ending Reserve Account Balance			20,357,398.13

V. POOL STATISTICS

Weighted Average Remaining Maturity			17.04
Monthly Prepayment Speed			82%
Lifetime Prepayment Speed			64%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,757,697.61
Securitization Value of Defaulted Receivables and Casualty Receivables		2,091,661.91	120
Aggregate Defaulted and Casualty Gain (Loss)		(333,964.30)
Pool Balance at Beginning of Collection Period		1,173,604,848.04
Net Loss Ratio
Current Collection Period		-0.0285%
Preceding Collection Period		0.0249%
Second Preceding Collection Period		-0.0007%
Third Preceding Collection Period		-0.0461%

Cumulative Net Losses for all Periods		0.1310%	1,777,396.83

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.65%	7,666,139.88	390
61-90 Days Delinquent	0.13%	1,509,386.30	77
91-120+ Days Delinquent	0.04%	527,715.44	28
More than 120 Days	0.00%	11,197.20	1
Total Delinquent Receivables:	0.83%	9,714,438.82	496

61+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.17%	0.17%
Preceding Collection Period		0.19%	0.19%
Second Preceding Collection Period		0.16%	0.16%
Third Preceding Collection Period		0.21%	0.19%

60 Day Delinquent Receivables		2,363,965.28
Delinquency Percentage		0.20%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		4,939,607.28	337
Securitization Value		5,456,263.91	337
Aggregate Residual Gain (Loss)		(516,656.63)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		17,561,745.06	1,154
Cumulative Securitization Value		19,770,058.47	1,154
Cumulative Residual Gain (Loss)		(2,208,313.41)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			5,696,271.47
Reimbursement of Outstanding Advance			3,494,749.43
Additional Advances for current period			4,198,199.76
Ending Balance of Residual Advance			6,399,721.80

Beginning Balance of Payment Advance			1,871,164.53
Reimbursement of Outstanding Payment Advance			749,865.43
Additional Payment Advances for current period			517,279.45
Ending Balance of Payment Advance			1,638,578.55

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B
Monthly Servicer's Report
for the month of May 2017

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO